PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 2,044,633	R$ 1,714,403	R$ 1,801,186
Judicial deposit		1,056,690	895,901
Tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		745,896	813,732	747,647
Judicial deposit	[1]	801,723	652,236
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		818,422	512,979
Judicial deposit		134,058	114,724
Labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		480,315	387,692	R$ 391,487
Judicial deposit		R$ 120,909	R$ 128,941

[1]	In the year ended December 31, 2024, the Company, through its indirect subsidiary Comgás, made judicial deposits in the amount of R$110,170 in a lawsuit with a prognosis of possible loss to discuss the deductibility, from the IRPJ and CSLL calculation basis, of late payment interest on tax debts.